Prospectus Supplement                                           208779 11/03
dated November 10, 2003 to:

PUTNAM UTILITIES GROWTH AND INCOME FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader      Since    Experience
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Michael R. Yogg       2000     1997 - Present       Putnam Management
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Portfolio members     Since    Experience
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Steven Balter         2002     2000 - Present       Putnam Management
                               Prior to 2000        Pioneer Investment
                                                    Management
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Kevin F. Murphy       2003     1999 - Present       Putnam Management
                               Prior to Dec. 1999   FleetBoston Financial
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